Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss) (in thousands)(6)
2024	$2,966,233	$2,591,422	$1,030,220	$647,791	$215.56	$40,294
2023	$3,756,696	$5,031,890	$1,652,915	$1,978,576	$215.56	$5,119
2022	$1,605,463	$1,641,526	$1,005,403	$1,028,776	$129.10	$4,345

Named Executive Officers, Footnote	Amounts in this column represent the amounts reported for Mr. Wright, our Chief Executive Officer and President for 2024, 2023 and 2022 in the “Total” column of the Summary Compensation Table for each applicable year. Previously reported amounts for 2023 have been revised in select instances in order to incorporate administrative updates.
PEO Total Compensation Amount	$ 2,966,233	$ 3,756,696	$ 1,605,463
PEO Actually Paid Compensation Amount	$ 2,591,422	5,031,890	1,641,526
Adjustment To PEO Compensation, Footnote	Amounts in this column represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	LESS: Reported Value of Equity Awards(a)	PLUS: Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$2,966,233	$1,748,589	$1,373,778	$2,591,422
2023	$3,756,696	$1,582,561	$2,857,755	$5,031,890
2022	$1,605,463	$—	$36,063	$1,641,526

(a)    Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)    The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	$792,925	$(368,301)	$737,005	$212,149	N/A	N/A	$1,373,778
2023	$2,299,706	$—	$435,861	$122,188	N/A	N/A	$2,857,755
2022	$—	$14,000	$—	$22,063	N/A	N/A	$36,063

Non-PEO NEO Average Total Compensation Amount	$ 1,030,220	1,652,915	1,005,403
Non-PEO NEO Average Compensation Actually Paid Amount	$ 647,791	1,978,576	1,028,776
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for 2022 are Ms. Dixon and Messrs. Cirulis, Noyes and Douglas and for 2023 and 2024 are Ms. Dixon and Messrs. Cirulis, Noyes and Daniels.
(4)    Amounts in this column represent the average amount of “compensation actually paid,” to the Company’s NEOs as a group, excluding our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group, excluding our CEO, to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	LESS: Average Reported Value of Equity Awards	PLUS: Average Equity Award Adjustments (see yearly tabs)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,030,220	$438,689	$56,260	$647,791
2023	$1,652,915	$751,023	$1,076,684	$1,978,576
2022	$1,005,403	$362,496	$385,869	$1,028,776

(a)    Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)    The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2024	$318,877	$(317,646)	N/A	$55,029	N/A	N/A	$56,260
2023	$552,177	$397,892	N/A	$126,615	N/A	N/A	$1,076,684
2022	$356,378	$14,659	N/A	$14,832	N/A	N/A	$385,869

Compensation Actually Paid vs. Total Shareholder Return
From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Other NEOs increased by 207% and 92%, respectively, compared to (i) a 67% increase in our TSR and (ii) an approximately $0.8 million increase in our Net Income (Loss) over the same time period. A substantial portion of the increase in the compensation actually paid to our CEO resulted from (i) a grant of equity awards in 2023 (the first equity awards granted to our CEO since 2020) and (ii) an increase in the fair value of equity awards as shown above in the footnotes to the Pay Versus Performance table. A substantial portion of the increase in the average of the compensation actually paid to the Other NEOs from 2022 to 2023 resulted from an increase in the fair value of equity awards as shown above in the footnotes to the Pay Versus Performance table.
	From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Other NEOs decreased by (49)% and (67)%, respectively, compared to an approximately $35.2 million increase in our net income (loss) over the same time period, while our TSR remained flat over the same period. A substantial portion of the decrease in the compensation actually paid to our CEO and to the other NEOs from 2023 and 2024 resulted from an decrease in the fair value of equity awards granted from their grant date fair value as shown in the footnotes to the Pay Versus Performance table.
Compensation Actually Paid vs. Net Income
From 2022 to 2023, the compensation actually paid to our CEO and the average of the compensation actually paid to the Other NEOs increased by 207% and 92%, respectively, compared to (i) a 67% increase in our TSR and (ii) an approximately $0.8 million increase in our Net Income (Loss) over the same time period. A substantial portion of the increase in the compensation actually paid to our CEO resulted from (i) a grant of equity awards in 2023 (the first equity awards granted to our CEO since 2020) and (ii) an increase in the fair value of equity awards as shown above in the footnotes to the Pay Versus Performance table. A substantial portion of the increase in the average of the compensation actually paid to the Other NEOs from 2022 to 2023 resulted from an increase in the fair value of equity awards as shown above in the footnotes to the Pay Versus Performance table.
	From 2023 to 2024, the compensation actually paid to our CEO and the average of the compensation actually paid to the Other NEOs decreased by (49)% and (67)%, respectively, compared to an approximately $35.2 million increase in our net income (loss) over the same time period, while our TSR remained flat over the same period. A substantial portion of the decrease in the compensation actually paid to our CEO and to the other NEOs from 2023 and 2024 resulted from an decrease in the fair value of equity awards granted from their grant date fair value as shown in the footnotes to the Pay Versus Performance table.
Total Shareholder Return Amount	$ 215.56	215.56	129.10
Net Income (Loss)	$ 40,294,000	5,119,000	4,345,000
PEO Name	Mr. Wright
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable year.
Analysis of Information Presented in the Pay Versus Performance Table
As described in greater detail in the “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,748,589)	(1,582,561)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,373,778	2,857,755	36,063
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,925	2,299,706	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,301)	0	14,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,005	435,861	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,149	122,188	22,063
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,689)	(751,023)	(362,496)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,260	1,076,684	385,869
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,877	552,177	356,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,646)	397,892	14,659
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,029	$ 126,615	$ 14,832